Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Other Comprehensive Income (Loss), before Tax [Abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)
The components and allocated tax effects of other comprehensive income are as follows:

	Before-Tax	Tax Expense (Benefit)	After-Tax
	(In thousands)
Year Ended December 31, 2021
Net change in foreign currency translation adjustment	$(13,336)	$(2,793)	$(10,543)
Net unrealized gain on hedging instruments	31	8	23
Net change in pension and other post-retirement benefit obligations	(457)	(186)	(271)
Other comprehensive loss attributable to HollyFrontier stockholders	$(13,762)	$(2,971)	$(10,791)

Year Ended December 31, 2020
Net change in foreign currency translation adjustment	$6,226	$1,357	$4,869
Net unrealized loss on hedging instruments	(4,871)	(1,228)	(3,643)
Net change in pension and other post-retirement benefit obligations	(3,461)	(923)	(2,538)
Other comprehensive loss attributable to HollyFrontier stockholders	$(2,106)	$(794)	$(1,312)

Year Ended December 31, 2019
Net change in foreign currency translation adjustment	$13,337	$2,848	$10,489
Net unrealized loss on hedging instruments	(5,349)	(1,365)	(3,984)
Net change in pension and other post-retirement benefit obligations	(7,207)	(1,853)	(5,354)
Other comprehensive income attributable to HollyFrontier stockholders	$781	$(370)	$1,151
The following table presents the statement of operations line item effects for reclassifications out of accumulated other comprehensive income (“AOCI”):

AOCI Component	Gain (Loss) Reclassified From AOCI			Statement of Operations Line Item
	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Hedging instruments:
Commodity price swaps	$(19,239)	$(5,168)	$(1,799)	Sales and other revenues
	—	4,281	22,876	Cost of products sold
	1,660	(1,717)	(1,364)	Operating expenses
	(17,579)	(2,604)	19,713
	(4,430)	(664)	5,027	Income tax expense (benefit)
	(13,149)	(1,940)	14,686	Net of tax

Other post-retirement benefit obligations:
Pension obligations	407	422	—	Other, net
	103	108	—	Income tax expense
	304	314	—	Net of tax

Post-retirement healthcare obligations	3,328	3,564	3,587	Other, net
	839	909	915	Income tax expense
	2,489	2,655	2,672	Net of tax

Retirement restoration plan	(39)	(22)	(6)	Other, net
	(10)	(6)	(2)	Income tax benefit
	(29)	(16)	(4)	Net of tax

Total reclassifications for the period	$(10,385)	$1,013	$17,354

Accumulated other comprehensive income in the equity section of our consolidated balance sheets includes:

	Years Ended December 31,
	2021	2020
	(In thousands)
Foreign currency translation adjustment	$(7,861)	$2,682
Unrealized loss on pension obligations	1,449	(248)
Unrealized gain on post-retirement benefit obligations	9,342	11,310
Unrealized loss on hedging instruments	(259)	(282)
Accumulated other comprehensive income	$2,671	$13,462